Accrued Liabilities (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Accrued Liabilities
Accrued payroll	$ 1,241,000	$ 969,000
Accrued interest	12,421,000	12,473,000
Accrued expenses	19,472,000	19,452,000
Total	33,134,000	32,894,000
Accrued realized losses on cash flow interest rate swaps	15,000,000	15,200,000
Other accruals	$ 4,500,000	$ 4,300,000